Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Jan. 14, 2013
Document Effective Date	Jan. 14, 2013
Prospectus Date	Feb. 29, 2012